PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS (Detail 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating expenses:
General and administrative expenses	$ (240,781)	$ (137,868)	$ (112,383)
Operating loss	(988,768)	(502,356)	(205,389)
Interest income	11,520	2,922	741
Interest expense	(31,295)	(26,501)	(23)
Foreign exchange (loss) gain	4,801	(4,215)	(1,649)
Investment gain	8,603	33,591	9,434
Loss before income tax and share of results of equity investees	(953,880)	(548,509)	(196,886)
Income tax expense	(4,088)	(10,745)	(8,546)
Share of results of equity investees	(3,066)	(1,912)	(19,523)
Net loss	(961,034)	(561,166)	(224,955)
Parent Company
Operating expenses:
General and administrative expenses	(62,671)	(41,369)	(29,890)
Operating loss	(62,671)	(41,369)	(29,890)
Interest income	7,447	1,538	836
Other income	1,797	983	0
Interest expense	(31,142)	(26,460)	0
Foreign exchange (loss) gain	(45)	1,072	(553)
Investment gain	4,335	3,374	13,987
Fair value (loss) gain on convertible notes	41,259	(51,950)	0
Loss before income tax and share of results of equity investees	(39,020)	(112,812)	(15,620)
Income tax expense	0	0	0
Share of results of equity investees	(922,221)	(447,673)	(207,247)
Net loss	$ (961,241)	$ (560,485)	$ (222,867)